Unaudited Condensed Interim Consolidated Statements of Changes in Shareholders' Equity - CAD ($)		Issued capital [member]		Reserve of share-based payments [member]	Retained earnings [member]	Total
Beginning balance, value at Jun. 30, 2024		$ 50,127,974		$ 1,917,719	$ (26,548,238)	$ 25,497,455
Balance at beginning (in shares) at Jun. 30, 2024	[1]	1,982,003
IfrsStatementLineItems [Line Items]
Issuance of shares on financing (Note 19)		$ 34,941,250				34,941,250
Issuance of shares on financing, shares at Jun. 30, 2024	[1]	3,663,766
IfrsStatementLineItems [Line Items]
Share issue costs (Note 19)		$ (8,931,771)				(8,931,771)
Issuance of shares per agreements (Note 19)		$ 308,924				308,924
Issuance of shares per agreements, shares at Jun. 30, 2024	[1]	76,923
IfrsStatementLineItems [Line Items]
Issuance of shares per option agreements (Note 8)		$ 1,490,860				1,490,860
Issuance of shares per option agreements, shares at Jun. 30, 2024	[1]	155,730
IfrsStatementLineItems [Line Items]
Stock-based compensation (Notes 17 and 20)				79,617		$ 79,617
Shares considered previously issued at Dec. 31, 2024						1,442,307
IfrsStatementLineItems [Line Items]
Net loss for the period					(2,357,257)	$ (2,357,257)
Ending balance, value at Dec. 31, 2024		$ 77,937,237		1,997,336	(28,905,495)	51,029,078
Balance at Ending (in shares) at Dec. 31, 2024	[1]	5,878,422
Beginning balance, value at Jun. 30, 2025		$ 106,536,406		2,004,216	(42,534,026)	66,006,596
Balance at beginning (in shares) at Jun. 30, 2025	[1]	8,748,167
IfrsStatementLineItems [Line Items]
Issuance of shares on financing (Note 19)		$ 50,685,642				50,685,642
Issuance of shares on financing, shares at Jun. 30, 2025	[1]	6,755,183
IfrsStatementLineItems [Line Items]
Share issue costs (Note 19)		$ (9,269,409)				(9,269,409)
Stock-based compensation (Notes 17 and 20)				23,095		$ 23,095
Shares considered previously issued at Dec. 31, 2025						18,026,269
Issued and held in escrow by the Company (Note 12) at Dec. 31, 2025						(2,500,000)
Issued and held by the Company at Dec. 31, 2025						(22,919)
IfrsStatementLineItems [Line Items]
Net loss for the period					(14,954,249)	$ (14,954,249)
Ending balance, value at Dec. 31, 2025		$ 147,952,639		$ 2,027,311	$ (57,488,275)	$ 92,491,675
Balance at Ending (in shares) at Dec. 31, 2025		15,503,350	[1]			15,503,350

[1]	All Shares are shown on a post consolidation basis (Note 19)